CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions		Shareholders' equity - TotalEnergies share	Common shares issued	Paid-in surplus and retained earnings	Currency translation adjustment	Treasury shares	Non-controlling interests	Total
Equity as of the beginning of the period at Dec. 31, 2023		$ 116,753	$ 7,616	$ 126,857	$ (13,701)	$ (4,019)	$ 2,700	$ 119,453
Common shares issued as of the beginning of the period at Dec. 31, 2023			2,412,251,835			(60,543,213)
Net income		9,508		9,508			143	9,651
Other comprehensive income		496		1,210	(714)		(20)	476
COMPREHENSIVE INCOME		10,004		10,718	(714)		123	10,127
Dividend		(3,929)		(3,929)			(133)	(4,062)
Issuance of common shares		521	$ 29	492				521
Issuance of common shares (in shares)			10,833,187
Purchase of treasury shares		(4,513)				$ (4,513)		(4,513)
Purchase of treasury shares (in shares)						(58,719,028)
Sale of treasury shares	[1]			(397)		$ 397
Sale of treasury shares (in shares)	[1]					6,065,491
Share-based payments		356		356				356
Share cancellation			$ (68)	(1,596)		$ 1,664
Share cancellation (in shares)			(25,405,361)			25,405,361
Net issuance (repayment) of perpetual subordinated notes		(1,679)		(1,679)				(1,679)
Payments on perpetual subordinated notes		(135)		(135)				(135)
Other operations with non-controlling interests							(36)	(36)
Other items		1		1			(6)	(5)
Equity as of the end of the period at Jun. 30, 2024		117,379	$ 7,577	130,688	(14,415)	$ (6,471)	2,648	120,027
Common shares issued as of the end of the period at Jun. 30, 2024			2,397,679,661			(87,791,389)
Net income		6,250		6,250			130	6,380
Other comprehensive income		382		1,226	(844)		(24)	358
COMPREHENSIVE INCOME		6,632		7,476	(844)		106	6,738
Dividend		(3,827)		(3,827)			(322)	(4,149)
Purchase of treasury shares		(3,482)				$ (3,482)		(3,482)
Purchase of treasury shares (in shares)						(61,744,204)
Sale of treasury shares	[1]			2		$ (2)
Sale of treasury shares (in shares)	[1]					5,775
Share-based payments		200		200				200
Share cancellation				1		$ (1)
Net issuance (repayment) of perpetual subordinated notes		1,103		1,103				1,103
Payments on perpetual subordinated notes		(137)		(137)				(137)
Other operations with non-controlling interests							(31)	(31)
Other items		(10)		(10)			(4)	(14)
Equity as of the end of the period at Dec. 31, 2024		117,858	$ 7,577	135,496	(15,259)	$ (9,956)	2,397	120,255
Common shares issued as of the end of the period at Dec. 31, 2024			2,397,679,661			(149,529,818)
Net income								3,921
Other comprehensive income								172
COMPREHENSIVE INCOME								4,093
Equity as of the end of the period at Mar. 31, 2025								120,421
Equity as of the beginning of the period at Dec. 31, 2024		117,858	$ 7,577	135,496	(15,259)	$ (9,956)	2,397	120,255
Common shares issued as of the beginning of the period at Dec. 31, 2024			2,397,679,661			(149,529,818)
Net income		6,538		6,538			129	6,667
Other comprehensive income		1,221		(474)	1,695		61	1,282
COMPREHENSIVE INCOME		7,759		6,064	1,695		190	7,949
Dividend		(4,072)		(4,072)			(178)	(4,250)
Issuance of common shares		492	$ 30	462				492
Issuance of common shares (in shares)			11,149,053
Purchase of treasury shares		(4,239)				$ (4,239)		(4,239)
Purchase of treasury shares (in shares)						(62,261,210)
Sale of treasury shares	[1]			(414)		$ 414
Sale of treasury shares (in shares)	[1]					6,214,595
Share-based payments		340		340				340
Share cancellation		(120)	$ (345)	(8,397)		$ 8,622		(120)
Share cancellation (in shares)			(127,622,460)			127,622,460
Net issuance (repayment) of perpetual subordinated notes		(1,219)		(1,219)				(1,219)
Payments on perpetual subordinated notes		(156)		(156)				(156)
Other operations with non-controlling interests							(51)	(51)
Other items		(1)		(1)			2	1
Equity as of the end of the period at Jun. 30, 2025		116,642	$ 7,262	128,103	(13,564)	$ (5,159)	2,360	119,002
Common shares issued as of the end of the period at Jun. 30, 2025			2,281,206,254			(77,953,973)
Equity as of the beginning of the period at Mar. 31, 2025								120,421
Net income								2,746
Other comprehensive income								1,110
COMPREHENSIVE INCOME								3,856
Equity as of the end of the period at Jun. 30, 2025		$ 116,642	$ 7,262	$ 128,103	$ (13,564)	$ (5,159)	$ 2,360	$ 119,002
Common shares issued as of the end of the period at Jun. 30, 2025			2,281,206,254			(77,953,973)

[1]	Treasury shares related to the performance share grants.